Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net Loss	$ (6,884)	$ (5,298)	$ (27,660)	$ (12,035)	$ (25,382)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	269	185	999	88	7
Fair value of vested stock options	1,483	1,017	6,752	2,559	747
Common stock issued for services	296	450	1,771	1,255	274
Common stock issued to induce exchange transaction			0	0	2,296
Common stock issued for Lion transaction			0	0	16,656
Common stock issued to directors			0	0	2,003
Changes in assets and liabilities:
Prepaid expenses and other current assets	84	(62)	(211)	108	(164)
Accounts payable and accrued expenses	200	249	(32)	(608)	(98)
Net Cash Used In Operating Activities	(4,552)	(3,459)	(18,381)	(8,633)	(3,661)
Cash Flows From Investing Activities
Purchase of money market funds	(10,027)	0
Increase in money market funds			(19,945)	0	0
Purchase of short-term investments	(29,273)	0	(140,665)	0	0
Maturities of short-term investments	39,155	0	70,600	0	0
Purchase of property and equipment	(2)	(782)	(1,143)	(1,592)	(13)
Net Cash Used In Investing Activities	(147)	(782)	(91,153)	(1,592)	(13)
Cash Flows From Financing Activities
Proceeds from the issuance of common stock upon exercise of warrants	0	2,304	9,705	3,222	0
Proceeds from the issuance of common stock upon exercise of options			255	0	0
Proceeds from the issuance of common stock, net	0	68,308	68,307	32,240	7,126
Proceeds from the issuance of convertible notes, net			0	0	311
Proceeds from the issuance of preferred stock, net			0	0	15,909
Net Cash Provided By Financing Activities	0	70,612	78,267	35,462	23,346
Net (decrease) increase in cash and cash equivalents	(4,699)	66,371	(31,267)	25,237	19,672
Cash and Cash Equivalents, Beginning of Period	13,642	44,909	44,909	19,672	0
Cash and Cash Equivalents, End of Period	8,943	111,280	13,642	44,909	19,672
Supplemental Disclosures of Cash Flow Information:
Unrealized gain on short-term investments	$ 20	$ 0	48	0	0
Common stock issued upon conversion of convertible notes			0	0	6,793
Common stock issued upon conversion of accrued interest and penalty			$ 0	$ 0	$ 2,475